Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Cash paid (received) for income taxes	$ 186,482 [1]
Chinese Mainland
Cash paid (received) for income taxes	183,479
Jurisdictions Outside Chinese Mainland
Cash paid (received) for income taxes	$ 3,003

[1]	For the year ended December 31, 2025, income taxes paid amounted to $183,479 in Chinese Mainland, and $3,003 in jurisdictions outside Chinese Mainland.